Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
The following is a summary of accrued expenses and other current liabilities as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Advertising and promotional expenses	33,808	32,849
Professional service fees	7,719	7,690
Payable for property, equipment and leasehold improvement, net	1,526	681
Accrued sales rebates for advertising business	3,286	2,660
Accrued legal cost	1,101	4,863
Others	3,607	4,743

Total	51,047	53,486